Property and equipment (Tables)	12 Months Ended
Mar. 26, 2022
Property, Plant and Equipment [Abstract]
Components of Property and Equipment
The components of property and equipment are as follows:

	As of
	March 26, 2022	March 27, 2021
	(In thousands)
Leasehold improvements	33,665	35,877
Furniture, fixtures and equipment	12,037	13,121
Software and electronic equipment	11,039	9,839

	56,741	58,837
Accumulated depreciation and impairment charges	(33,960)	(34,341)

	$22,781	$24,496